Crypto Assets Held (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Crypto Assets Held
	Units	Cost Basis	Fair Value
Crypto assets held:
Bitcoin	10	$657	$793
Total	10	$657	$793

The Company’s crypto assets are comprised solely of Bitcoin. In accordance with ASC Topic 820, Fair Value Measurement, the Company measures the fair value of its Bitcoin based on the quoted end-of-day price on the measurement date for a single Bitcoin on an active trading platform, River.com. Management has determined that River.com, an active exchange market, represents a principal market for Bitcoin and the end-of-day quoted price is both readily available and representative of fair value (Level 1 inputs). The following table sets forth the units held, cost basis, and fair value of its investments in crypto assets, as shown on the consolidated balance sheets as of December 31, 2024 (in thousands):

	Units	Cost Basis	Fair Value
Investments in crypto assets:
Bitcoin	31	$2,051	$2,849
Total	31	$2,051	$2,849

Schedule of Crypto Assets Reconciliation of Fair Values

The following table presents a reconciliation of the fair values of the Company’s investments in crypto assets for the three months ended March 31, 2025 (in thousands):

Bitcoin
Balance, December 31, 2024	$2,849
Dispositions	(1,394)
Unrealized loss, net	(662)
Balance, March 31, 2025	$793

The following table presents a reconciliation of the fair values of the Company’s investments in crypto assets for the year ended December 31, 2024 (in thousands):

Bitcoin
Balance, December 31, 2023	$-
Additions	2,900
Dispositions	(849)
Unrealized gain, net	798
Balance, December 31, 2024	$2,849